Note 10 - Income Taxes - Liability for Uncertain Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Liability for uncertain tax positions	$ 18,127	$ 19,823
Additions based on tax positions related to the current year	664	1,053
Translation adjustment	0	0
Settlement/expiration of statutes of limitations	(1,267)	(2,749)
Liability for uncertain tax positions	$ 17,524	$ 18,127